Financing receivables - Changes in Allowance for Losses for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	¥ 939		¥ 3,385		¥ 3,809
Allowance for loan losses, Provision for losses	(89)		(2,401)		(350)
Allowance for loan losses, Charge-offs	(2)		(38)		(2)
Allowance for loan losses, Other	0	[1]	(7)	[1]	(72)	[1]
Allowance for loan losses, Balance at end of year	848		939		3,385
Allowance for receivables other than loans, Balance at beginning of year	1,319		1,503		1,051
Allowance for receivables other than loans, Provision for losses	960		(13)		20
Allowance for receivables other than loans, Charge-offs	(146)				(1)
Allowance for receivables other than loans, Other	28	[1]	(171)	[1]	433	[1]
Allowance for receivables other than loans, Balance at end of year	2,161		1,319		1,503
Total allowance for doubtful accounts, Balance at beginning of year	2,258		4,888		4,860
Total allowance for doubtful accounts, Provision for losses	871		(2,414)		(330)
Total allowance for doubtful accounts, Charge-offs	(148)		(38)		(3)
Total allowance for doubtful accounts, Other	28	[1]	(178)	[1]	361	[1]
Total allowance for doubtful accounts, Balance at end of year	3,009		2,258		4,888
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	789		552		339
Allowance for loan losses, Provision for losses	(109)		238		213
Allowance for loan losses, Charge-offs	(2)		(1)
Allowance for loan losses, Other	0	[1]
Allowance for loan losses, Balance at end of year	678		789		552
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	26		24		37
Allowance for loan losses, Provision for losses	61		13		(11)
Allowance for loan losses, Charge-offs			(11)		(2)
Allowance for loan losses, Other			0	[1]	0	[1]
Allowance for loan losses, Balance at end of year	87		26		24
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year
Allowance for loan losses, Provision for losses
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	95		2,758		3,422
Allowance for loan losses, Provision for losses	(13)		(2,630)		(592)
Allowance for loan losses, Charge-offs			(26)
Allowance for loan losses, Other	0	[1]	(7)	[1]	(72)	[1]
Allowance for loan losses, Balance at end of year	82		95		2,758
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	29		51		11
Allowance for loan losses, Provision for losses	(28)		(22)		40
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year	¥ 1		¥ 29		¥ 51

[1]	Includes the effect of foreign exchange movements.